UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     RH Capital Associates LLC

Address:  139 West Saddle River Road
          Saddle River, New Jersey  07458

13F File Number: 28-6196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert Horwitz
Title:  Managing Member
Phone:  (201) 258-2400

Signature, Place and Date of Signing:

/s/ Robert Horwitz           Saddle River, New Jersey       November 10, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 37

Form 13F Information Table Value Total: $152,122
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name
---       --------------------          ----

(1)       28-10537                      RH Capital Associates Number One, L.P.

                                                     FORM 13F INFORMATION TABLE
          COLUMN 1             COLUMN  2   COLUMN 3          COLUMN 4         COL 5      COLUMN 6     COL 7           COLUMN 8
----------------------------   ---------  ---------   ---------------------   -----  --------------   -----   ----------------------
                                                                                       INVESTMENT
                               TITLE                   VALUE   SHRS OR  SH/   PUT/     DISCRETION     OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS   CUSIP       (X$1000) PRN AMT  PRN   CALL   SOLE    SHARED   MGRS    SOLE     SHARED   NONE
--------------                 --------   -----       -------- -------  ---   ----   -----   ------   ----    ----      ------  ----
ADVANCE AMER CASH ADVANCE CT   COM        00739w107      2054   155000  SH            29500  125500   (1)     29500    125500
ALAMOSA HLDGS INC              COM        011589108      1993   116464  SH            69375   47089   (1)     69375     47089
AMERICAN WOODMARK CORP         COM        030506109      1290    38400  SH             7000   31400   (1)      7000     31400
AMERICAN EAGLE OUTFITTERS NE   COM        02553e106      5882   250000  SH            45000  205000   (1)     45000    205000
AMERICAN INTL GROUP INC        COM        026874107      9294   150000  SH            30000  120000   (1)     30000    120000
ARRIS GROUP INC                COM        04269q100      2016   170000  SH            30600  139400   (1)     30600    139400
CF INDS HLDGS INC              COM        125269100      3177   214533  SH           100553  113980   (1)    100553    113980
CHEMTURA CORP                  COM        163893100      6831   550000  SH            99000  451000   (1)     99000    451000
COURTSIDE ACQUISITION CORP     COM        22274n102       819   159400  SH           159400                  159400
EXPEDIA INC DEL                COM        30212p105       803    40510  SH                    40510   (1)               40510
FINISH LINE INC                CLA        317923100      3037   208177  SH            37472  170705   (1)     37472    170705
GREY WOLF INC                  COM        397888108      2873   340800  SH            57744  283056   (1)     57744    283056
GTECH HLDGS CORP               COM        400518106       853    26616  SH             4790   21826   (1)      4790     21826
IPSCO INC                      COM        462622101      7764   108600  SH            19728   88872   (1)     19728     88872
LIPMAN ELECTRONIC ENGINEERIN   ORD        m6772h101       637   303000  SH             5400   24900   (1)      5400     24900
MAGMA DESIGN AUTOMATION        COM        559181102      2234   275146  SH            59501  215645   (1)     59501    215645
MICROMUSE INC                  COM        595094103      9616  1220347  SH           310805  909542   (1)    310805    909542
MOLSONS COORS BREWING CO       CLA        60871r100      3834    59900  SH             8082   51818   (1)      8082     51818
NBTY INC                       COM        628782104      1368    58200  SH            10476   47724   (1)     10476     47724
NS GROUP                       COM        628916108      2488    63400  SH            11412   51988   (1)     11412     51988
OM GROUP INC                   COM        670872100      2222   110400  SH            23356   87044   (1)     23356     87044
PAXAR CORP                     COM        704227107      2041   121100  SH            27044   94056   (1)     27044     94056
POLO RALPH LAUREN CORP         CLA        731572103      4577    91000  SH            28437   62563   (1)     28437     62563
REFCO INC                      COM        75866g109     14529   513929  SH           136479  377450   (1)    136479    377450
ROCKWELL AUTOMATION INC        COM        773903109     13119   248000  SH            44640  203360   (1)     44640    203360
SCHERING PLOUGH CORP           COM        806605101     11215   532773  SH           119499  413274   (1)    119499    413274
SCHNITZER STL INDS             CLA        806882106      1488    45700  SH             8226   37474   (1)      8226     37474
SCHWEITZER MAUDUIT INTL INC    COM        808541406       755    33836  SH            33836           (1)     33836
SOTHEBYS HLDGS INC             CLA        835898107      1003    60000  SH            11900   48100   (1)     11900     48100
SPRINT NEXTEL CORP             COM FON    852061100      9042   380250  SH            68445  311805   (1)     68445    311805
TALISMAN ENERGY INC            COM        87425e103      2686    55000  SH             9900   45100   (1)      9900     45100
TEMPUR PEDIC INTL INC          COM        88023u101      4573   386200  SH            69542  316658   (1)     69542    316658
TRM CORP                       COM        872636105      1782   117300  SH            21114   96186   (1)     21114     96186
TYCO INTL LTD NEW              COM        902124106      8132   292000  SH                   292000   (1)              292000
WESTELL TECHNOLOGIES INC       CLA        957541105      2187   600700  SH           108126  492574   (1)    108126    492574
XEROX CORP                     COM        984121103      3907   286200  SH            51516  234684   (1)     51516    234684

TOTAL                                                  152122

42255.0001 #612359